As filed with the Securities and Exchange Commission on November 15, 2012

File Nos. 333-155395

811-22250

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 51	☒
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 53	☒

PIMCO ETF TRUST

(Exact name of Registrant as Specified in Charter)

840 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code

(866) 746-2606

Robert W. Helm, Esq.	Brent R. Harris
Douglas P. Dick, Esq.	Pacific Investment Management Company LLC
Dechert LLP	840 Newport Center Drive
1775 I Street, N.W.	Newport Beach, California 92660
Washington, D.C. 20006

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)	☒ on (December 14, 2012) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 51 to the Registration Statement of PIMCO ETF Trust (the “Trust” or the “Registrant”) incorporates by reference the prospectus and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 46, which was filed with the Securities and Exchange Commission on June 7, 2012. This Post-Effective Amendment No. 51 is filed solely for the purpose of designating December 14, 2012 as the new effective date of Post-Effective Amendment No. 46, the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 47 to the Trust’s Registration Statement, as filed August 20, 2012, Post-Effective Amendment No. 48 to the Trust’s Registration Statement, as filed September 18, 2012, and Post-Effective Amendment No. 49 to the Trust’s Registration Statement, as filed October 17, 2012. This Post-Effective Amendment does not affect the currently effective prospectus and Statement of Additional Information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 51 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 15th day of November, 2012.

PIMCO ETF TRUST
(Registrant)

By:
Brent R. Harris*, President

*By:	/s/ DOUGLAS P. DICK
Douglas P. Dick
as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
	Trustee	November 15, 2012
Brent R. Harris*
	Trustee	November 15, 2012
William J. Popejoy*
	Trustee	November 15, 2012
Vern O. Curtis*
	Trustee	November 15, 2012
E. Philip Cannon*
	Trustee	November 15, 2012
J. Michael Hagan*
	Trustee	November 15, 2012
Douglas M. Hodge*
	Trustee	November 15, 2012
Ronald C. Parker*
	President	November 15, 2012
Brent R. Harris*	(Principal Executive Officer)
	Treasurer	November 15, 2012
John P. Hardaway*	(Principal Financial and Accounting Officer)

*By:	/s/ DOUGLAS P. DICK
Douglas P. Dick
as attorney-in-fact

*	Pursuant to power of attorney filed with Post-Effective Amendment No. 20 to the Registration Statement on August 24, 2010, and incorporated by reference herein.